INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Deferred tax assets:
Net operating loss	$ 2,151	$ 1,689
Deferred tax asset (unrecognized)	2,151	1,689
Deferred tax liabilities:
In process research and development	23,606	24,050
Deferred tax liability	$ 23,606	$ 24,050